Investment Objectives and Goals - Kovitz Core Equity ETF	Mar. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Kovitz Core Equity ETF (the “Fund”) is long- term capital appreciation.